Employee benefits	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Employee benefits

31. Employee benefits

a)
Employee costs includes

	Year ended March 31,
	2022		2023		2024
Salaries and bonus	₹	429,837	₹	516,063	₹	524,484
Employee benefits plans		16,074		17,623		19,227
Share-based compensation(1)		4,164		3,958		5,590
	₹	450,075	₹	537,644	₹	549,301

(1) Includes ₹ 54, ₹ (11) and ₹ 6 for the years ended March 31, 2022, 2023 and 2024, respectively, towards cash settled ADS RSUs.

The employee benefit cost is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2022		2023		2024
Cost of revenues	₹	382,446	₹	456,759	₹	459,466
Selling and marketing expenses		41,339		46,840		51,224
General and administrative expenses		26,290		34,045		38,611
	₹	450,075	₹	537,644	₹	549,301

Defined benefit plan actuarial (gains)/losses recognized in other comprehensive income include:

	Year ended March 31,
	2022		2023		2024
Return on plan assets excluding interest income - loss/(gain)	₹	(30)	₹	626	₹	(675)
Actuarial loss/(gain) arising from financial assumptions		(625)		(2,106)		373
Actuarial loss/(gain) arising from demographic assumptions		(667)		342		98
Actuarial loss/(gain) arising from experience adjustments		920		741		82
Changes in asset ceiling		-		463		(71)
(Gain)/loss on re-measurement of defined benefit plans, net	₹	(402)	₹	66	₹	(193)
Deferred tax (asset)/liability thereon		3		(16)		111
(Gain)/loss on re-measurement of defined benefit plans, net of deferred taxes	₹	(399)	₹	50	₹	(82)

b)
Gratuity and foreign pension

Defined benefit plans include gratuity for employees drawing salary in Indian rupees, pension and certain benefit plans in foreign jurisdictions. Amount recognized in the consolidated statement of income in respect of defined benefit plans is as follows:

	Year ended March 31,
	2022		2023		2024
Current service cost	₹	2,674	₹	2,682	₹	2,993
Net interest expense on net defined benefit liability/(asset)		64		45		45
Net charge to statement of income	₹	2,738	₹	2,727	₹	3,038

Actual return on plan assets	₹	715	₹	184	₹	1,828

Change in present value of defined benefit obligation is summarized below:

	As at March 31,
	2023		2024
Defined benefit obligation at the beginning of the year	₹	18,893	₹	18,613
Addition through Business combination		94		13
Current service cost		2,682		2,993
Interest expense on obligation		855		1,178
Benefits paid		(3,291)		(1,927)
Remeasurement loss/(gain)
Actuarial loss/(gain) arising from financial assumptions		(2,106)		373
Actuarial loss/(gain) arising from demographic assumptions		342		98
Actuarial loss/(gain) arising from experience adjustments		741		82
Translation adjustment		403		93
Defined benefit obligation at the end of the year	₹	18,613	₹	21,516

Change in plan assets is summarized below:

	As at March 31,
	2023		2024
Fair value of plan assets at the beginning of the year	₹	17,701	₹	18,005
Expected return on plan assets		810		1,153
Employer contributions		306		140
Benefits paid		(513)		(20)
Remeasurement (loss)/gain
Return on plan assets excluding interest income - (loss)/gain		(626)		675
Translation adjustment		327		69
Fair value of plan assets at the end of the year	₹	18,005	₹	20,022

	As at March 31,
	2023		2024
Defined benefit obligation		18,613		21,516
Fair value of plan assets		18,005		20,022
Present value of unfunded obligation	₹	(608)	₹	(1,494)
Effect of asset ceiling		(490)		(442)
Recognized liability	₹	(1,098)	₹	(1,936)

Change in effect of asset ceiling is summarized below:

	As at March 31,
	2023		2024
Effect of asset ceiling at the beginning of the year	₹	-	₹	490
Interest expense on effect of asset ceiling		-		20
Changes in the effect of limiting the surplus to the asset ceiling		463		(71)
Translation adjustment		27		3
Effect of asset ceiling at the end of the year	₹	490	₹	442

As at March 31, 2023 and 2024, plan assets were primarily invested in insurer managed funds.

The Company has established an income tax approved irrevocable trust fund to which it regularly contributes to finance the liabilities of the gratuity plan. The fund’s investments are managed by certain insurance companies as per the selection made by the trustees among the fund plan available.

The principal assumptions used for the purpose of actuarial valuation of these defined benefit plans are as follows:

	As at March 31,
	2023	2024
Discount rate	6.31%	6.11%
Expected return on plan assets	6.31%	6.11%
Expected rate of salary increase	6.30%	6.29%
Duration of defined benefit obligations	7.53 years	7.42 years

The discount rate is primarily based on the prevailing market yields of government securities for the estimated term of the obligations. The estimates of future salary increase considered takes into account the inflation, seniority, promotion and other relevant factors. Attrition rate considered is the management’s estimate, based on previous years’ employee turnover of the Company.

The expected return on plan assets is based on expectation of the average long-term rate of return expected on investments of the fund during the estimated term of the obligations.

Expected future contribution and estimated future benefit payments from the fund are as follows:

For the year ended March 31, 2023
Expected contribution to the fund during the year ending March 31, 2024	₹	1,857
Estimated benefit payments from the fund for the year ending March 31:
2024	₹	2,583
2025		2,126
2026		2,061
2027		2,068
2028		1,851
Thereafter		15,479
Total	₹	26,168

For the year ended March 31, 2024
Expected contribution to the fund during the year ending March 31, 2025	₹	2,476
Estimated benefit payments from the fund for the year ending March 31:
2025	₹	3,079
2026		2,578
2027		2,621
2028		2,380
2029		2,225
Thereafter		17,176
Total	₹	30,059

The expected benefits are based on the same assumptions used to measure the Company’s benefit obligations as at March 31, 2024.

Sensitivity for significant actuarial assumptions is computed to show the movement in defined benefit obligation by 1 percentage.

As of March 31, 2024, every 1 percentage point increase/ (decrease) in discount rate will result in (decrease)/increase of defined benefit obligation by approximately ₹ (1,436) and ₹ 1,649 respectively (March 31, 2023: ₹ (1,288) and ₹ 1,469 respectively).

As of March 31, 2024, every 1 percentage point increase/ (decrease) in expected rate of salary will result in increase/ (decrease) of defined benefit obligation by approximately ₹ 1,118 and ₹ (1,051) respectively (March 31, 2023: ₹ 986 and ₹ (934) respectively).

The sensitivity analysis to significant actuarial assumptions may not be representative of the actual change in the defined benefit obligations as the change in assumptions may not occur in isolation since some of the assumptions may be correlated. Furthermore, in presenting the sensitivity analysis, the present value of the defined benefit obligations has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognized in the statement of financial position.

c)
Provident fund:

The details of fund and plan assets are given below:

	As at March 31,
	2023		2024
Fair value of plan assets	₹	90,938	₹	106,781
Present value of defined benefit obligation		(90,938)		(106,781)
Net shortfall	₹	-	₹	-

The total expense for the years ended March 31, 2022, 2023 and 2024 is ₹ 3,578, ₹ 5,941 and ₹ 6,265, respectively.

The plan assets have been invested as per the regulations of Employees' Provident Fund Organization (EPFO).

The principal assumptions used in determining the present value obligation of interest guarantee under the deterministic approach are as follows:

	As at March 31,
	2023	2024
Discount rate for the term of the obligation	7.35%	7.20%
Average remaining tenure of investment portfolio	6.43 years	6.61 years
Guaranteed rate of return	8.15%	8.25%

d)
Defined contribution plans:

The total expense for the years ended March 31, 2022, 2023 and 2024 is ₹ 9,822, ₹ 9,000 and ₹ 9,969, respectively.